Supplemental guarantor financial information, Condensed consolidating statement of income (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Total cost of goods sold	120,687	121,940	240,849	240,303
Gross Profit	225,587	226,056	455,177	442,813
Selling, general and administrative expense, including net restructuring charges	161,601	162,836	323,846	310,638
Net gain on sale of facility	0	0	(110)	0
Operating (Loss) Income	63,986	63,220	131,441	132,175
Gain (loss) on early extinguishment of debt	0	0	(6,995)	0
Interest expense	(12,054)	(11,508)	(24,092)	(22,043)
Other income (expense)	(69)	(1,044)	86	(1,400)
(Loss) Income Before Income Taxes	51,863	50,668	100,440	108,732
Income tax (benefit) provision	16,390	17,054	32,411	41,334
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	35,473	33,614	68,029	67,398
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	35,473	33,614	68,029	67,398
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	35,473	33,614	68,029	66,999
Deluxe Corporation [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	2,128	2,329	4,256	4,657
Total cost of goods sold	0	0	0	0
Gross Profit	2,128	2,329	4,256	4,657
Selling, general and administrative expense, including net restructuring charges	2,333	2,030	6,784	2,259
Net gain on sale of facility			0
Operating (Loss) Income	(205)	299	(2,528)	2,398
Gain (loss) on early extinguishment of debt			(6,995)
Interest expense	(12,006)	(11,477)	(24,011)	(21,999)
Other income (expense)	3,057	2,389	4,820	2,917
(Loss) Income Before Income Taxes	(9,154)	(8,789)	(28,714)	(16,684)
Income tax (benefit) provision	(4,209)	(4,638)	(12,311)	(4,076)
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,945)	(4,151)	(16,403)	(12,608)
Equity In Earnings Of Consolidated Subsidiaries	40,418	37,765	84,432	79,607
Income From Continuing Operations	35,473	33,614	68,029	66,999
Net Loss From Discontinued Operations	0	0	0	0
Net Income	35,473	33,614	68,029	66,999
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	310,901	315,038	624,496	616,731
Total cost of goods sold	111,595	113,571	222,941	223,845
Gross Profit	199,306	201,467	401,555	392,886
Selling, general and administrative expense, including net restructuring charges	141,051	141,757	280,578	268,946
Net gain on sale of facility			(110)
Operating (Loss) Income	58,255	59,710	121,087	123,940
Gain (loss) on early extinguishment of debt			0
Interest expense	(3,079)	(2,230)	(5,256)	(3,374)
Other income (expense)	127	203	587	84
(Loss) Income Before Income Taxes	55,303	57,683	116,418	120,650
Income tax (benefit) provision	19,864	21,057	41,816	43,649
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	35,439	36,626	74,602	77,001
Equity In Earnings Of Consolidated Subsidiaries	4,979	1,139	9,830	3,005
Income From Continuing Operations	40,418	37,765	84,432	80,006
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	40,418	37,765	84,432	79,607
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	68,389	66,634	139,836	136,663
Total cost of goods sold	39,925	39,984	81,559	82,500
Gross Profit	28,464	26,650	58,277	54,163
Selling, general and administrative expense, including net restructuring charges	22,528	23,439	45,395	48,326
Net gain on sale of facility			0
Operating (Loss) Income	5,936	3,211	12,882	5,837
Gain (loss) on early extinguishment of debt			0
Interest expense	(431)	(337)	(725)	(526)
Other income (expense)	209	(1,100)	579	(545)
(Loss) Income Before Income Taxes	5,714	1,774	12,736	4,766
Income tax (benefit) provision	735	635	2,906	1,761
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	4,979	1,139	9,830	3,005
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	4,979	1,139	9,830	3,005
Net Loss From Discontinued Operations	0	0	0	0
Net Income	4,979	1,139	9,830	3,005
Eliminations [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	(35,144)	(36,005)	(72,562)	(74,935)
Total cost of goods sold	(30,833)	(31,615)	(63,651)	(66,042)
Gross Profit	(4,311)	(4,390)	(8,911)	(8,893)
Selling, general and administrative expense, including net restructuring charges	(4,311)	(4,390)	(8,911)	(8,893)
Net gain on sale of facility			0
Operating (Loss) Income	0	0	0	0
Gain (loss) on early extinguishment of debt			0
Interest expense	3,462	2,536	5,900	3,856
Other income (expense)	(3,462)	(2,536)	(5,900)	(3,856)
(Loss) Income Before Income Taxes	0	0	0	0
Income tax (benefit) provision	0	0	0	0
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Equity In Earnings Of Consolidated Subsidiaries	(45,397)	(38,904)	(94,262)	(82,612)
Income From Continuing Operations	(45,397)	(38,904)	(94,262)	(82,612)
Net Loss From Discontinued Operations	0	0	0	0
Net Income	$ (45,397)	$ (38,904)	$ (94,262)	$ (82,612)